SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION PLANS
SHARE-BASED COMPENSATION PLANS
The following tables provide a summary of the Company’s share-based compensation expense (recovery) for the years ended December 31, 2017 and December 31, 2016:

($000s)	2017	2016
Share options expense	$1,074	$2,565
Deferred share units expense (recovery)	(583)	834
Restricted awards expense (recovery)	178	241
Performance awards expense (recovery)	(137)	144
Share-based compensation expense included in general and administrative expense	$532	$3,784
Share-based compensation expense included in operating expense	$167	$152
Total share-based compensation expense	$699	$3,936

The following tables provide a summary of the Company’s share options expense for the years ended December 31, 2017 and December 31, 2016:

($000s)	2017	2016
Share options expense	$1,074	$2,565
Share options expense capitalized	600	1,147
Gross share option expense	$1,674	$3,712

The following table provides a summary of the Company’s share-based compensation liability balances within accounts payable and accrued liabilities:

($000s)	Deferred Share Units	Restricted Awards	Performance Awards	Total
Liability balance, December 31, 2017	$1,212	$754	$457	$2,423
Liability balance, December 31, 2016	$2,360	$1,038	$751	$4,149

a.	Share Option Plan
Bellatrix has a share option plan whereby the Company may grant share options to its officers, employees, consultants, and other service providers. Under this plan, the exercise price of each share option is not less than the volume weighted average trading price of the Company’s share price for the five trading days immediately preceding the date of grant. The maximum term of an option grant is five years. Option grants are non-transferable or assignable except in accordance with the share option plan and the holding of share options shall not entitle a holder to any rights as a shareholder of Bellatrix. Share options, entitling the holder to purchase common shares of the Company, have been granted to officers, employees, consultants, and other service providers of Bellatrix. One third of the initial grant of share options normally vests on each of the first, second, and third anniversary from the date of grant.
The fair values of all share options granted are estimated on the date of grant using the Black-Scholes option-pricing model. The weighted average fair market value of share options granted during the years ended December 31, 2017 and 2016, and the weighted average assumptions used in their determination are as noted below:

	2017	2016
Inputs:
Share price	$4.27	$5.10
Exercise price	$4.55	$5.10
Risk free interest rate (%)	0.9	0.6
Option life (years)	2.8	2.8
Option volatility (%)	71	73
Results:
Weighted average fair value of each share option granted	$1.87	$2.35

Bellatrix calculates volatility based on historical share price. Bellatrix incorporates an estimated forfeiture rate between 3% and 10% (2016: 3% to 10%) for stock options that will not vest, and adjusts for actual forfeitures as they occur.
The following tables summarize information regarding Bellatrix’s Share Option Plan:

Share Options Continuity
	Weighted Average Exercise Price	Number
Balance, December 31, 2015	$28.45	2,569,273
Granted	$5.10	581,820
Forfeited	$30.43	(287,735)
Expired	$26.03	(290,334)
Balance, December 31, 2016	$23.22	2,573,024
Granted	$4.55	185,000
Forfeited	$35.10	(877,956)
Expired	$17.12	(257,936)
Balance, December 31, 2017	$15.62	1,622,132

As of December 31, 2017, a total of 4,937,803 common shares were reserved for issuance on exercise of share options, leaving an additional 3,315,671 available for future share option grants.
Share Options Outstanding, December 31, 2017

			Outstanding			Exercisable
Exercise Price			At December 31, 2017	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	At December 31, 2017	Weighted Average Exercise Price
$3.85	-	$4.47	125,000	$3.85	4.5	—	—
$4.48	-	$5.55	494,832	$5.10	3.6	234,944	$5.10
$5.56	-	$18.70	76,400	$7.78	3.9	10,928	$14.30
$18.71	-	$19.52	624,000	$18.75	2.4	469,327	$18.75
$19.53	-	$27.48	118,600	$20.30	1.9	118,600	$20.30
$27.49	-	$37.95	67,800	$36.66	0.9	67,800	$36.66
$37.96	-	$45.78	26,700	$39.01	1.0	26,700	$39.01
$45.79	-	$50.20	88,800	$46.28	1.5	88,800	$46.28
$3.85	-	$50.20	1,622,132	$15.62	2.8	1,017,099	$19.86

b.	Deferred Share Unit Plan
Under Bellatrix’s Deferred Share Unit Plan, the Company may grant to non-employee directors, deferred share units (“DSUs”). Each DSU is a right to receive, on a deferred payment basis, a cash payment equivalent to the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the redemption date of such DSU. Participants of the DSU Plan may also elect to receive their annual remuneration in the form of DSUs. Subject to TSX and shareholder approval, Bellatrix may elect to deliver common shares from treasury in satisfaction, in whole or in part, of any payment to be made upon the redemption of the DSUs. The DSUs vest immediately and must be redeemed by December 1st of the calendar year immediately following the year in which the participant ceases to hold all positions with Bellatrix or earlier if the participant elects to have the DSUs redeemed at an earlier date (provided that the DSUs may not be redeemed prior to the date that the participant ceases to hold all positions with Bellatrix).

DSU Continuity
Number
Balance, December 31, 2015	202,927
Granted	184,823
Exercised	(10,083)
Balance, December 31, 2016	377,667
Granted	260,381
Exercised	(120,150)
Balance, December 31, 2017	517,898

c.	Award Plan
Bellatrix has an Award Incentive Plan (“Award Plan”) where the Company may grant Restricted Awards (“RAs”) and Performance Awards (“PAs”) to officers, employees, and other service providers. During 2016, the shareholders and the TSX approved the issuance of common shares on settlement of RAs and PAs under the Award Plan. As a result, awards under the Award Plan may be settled in cash, in common shares of the Company, or a combination thereof. In the case of PAs, settlement is subject to a “payout multiplier” (the payout multiplier shall be based on such corporate performance measures as determined by the Board of Directors (or the Compensation Committee) of the Company) and may range between zero and two times.
RAs granted to employees vest in equal annual amounts over the course of three years. Each RA entitles its holder to receive a cash payment equal to the weighted average trading price of the Company’s shares trading on the TSX for the five trading days preceding its vesting date. Unvested RAs are forfeited at the time the holder’s employment with the Company ends, except on death in which case they vest immediately. Bellatrix incorporates an estimated forfeiture rate between 3% and 10% for RAs that will not vest, and adjusts for actual forfeitures as they occur. Outstanding RAs are revalued at each financial reporting date to their fair market value at that time, determined by the weighted average trading price of the Company’s shares on the TSX for the five trading days preceding period end.

RA Continuity
Number of RAs
Balance, December 31, 2015	318,762
Granted	284,771
Exercised	(113,457)
Forfeited	(63,681)
Balance, December 31, 2016	426,395
Granted	652,740
Exercised	(175,833)
Forfeited	(79,815)
Balance, December 31, 2017	823,487

PAs vest on the third anniversary date of their issuance. Each PA entitles its holder to receive a cash payment equal to the weighted average trading price of the Company’s shares trading on the TSX for the five trading days preceding its vesting date, multiplied by a payout multiplier determined by the Company’s Board of Directors based on determined corporate performance measures. Unvested PAs are forfeited at the time the holder’s employment with the Company ends. Bellatrix incorporates an estimated forfeiture rate of 5% for PAs that will not vest, and adjusts for actual forfeitures as they occur. Outstanding PAs are revalued at each financial reporting date to their fair market value at that time, determined by the weighted average trading price of the Company’s shares on the TSX for the 5 trading days preceding period end.

PA Continuity
Number of PAs
Balance, December 31, 2015	249,240
Granted	145,085
Exercised	(70,430)
Forfeited	(20,560)
Balance, December 31, 2016	303,335
Granted	370,000
Exercised	(61,920)
Forfeited	(38,360)
Balance, December 31, 2017	573,055